April 30, 2026

2026 Quarterly Report (Unaudited)

BlackRock ETF Trust
• iShares U.S. Carbon Transition Readiness Aware Active ETF | LCTU | NYSE Arca

Not FDIC Insured • May Lose Value • No Bank Guarantee

Schedule of Investments (unaudited)
April 30, 2026
iShares U.S. Carbon Transition Readiness Aware Active ETF
(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Aerospace & Defense — 2.1%
ATI, Inc.(a)	2,922	$454,254
Axon Enterprise, Inc.(a)	3,664	1,472,049
Carpenter Technology Corp.	5,113	2,189,387
FTAI Aviation Ltd.	594	148,304
General Electric Co.	25,549	7,407,421
L3Harris Technologies, Inc.	8,914	2,857,383
Rocket Lab Corp.(a)	11,563	954,063
RTX Corp.	83,628	14,724,382
Textron, Inc.	2,449	235,006
		30,442,249
Air Freight & Logistics — 0.3%
CH Robinson Worldwide, Inc.	10,702	1,945,731
Expeditors International of Washington, Inc.	13,450	1,989,120
		3,934,851
Automobile Components — 0.1%
BorgWarner, Inc.	22,722	1,294,472
Automobiles — 1.8%
Ford Motor Co.	128,412	1,551,217
Lucid Group, Inc., Class A(a)(b)	57	363
Rivian Automotive, Inc., Class A(a)(b)	17,417	285,639
Tesla, Inc.(a)	61,895	23,620,989
		25,458,208
Banks — 3.5%
Bank of America Corp.	362,130	19,359,470
Citigroup, Inc.	14,347	1,836,129
East West Bancorp, Inc.	13,163	1,664,725
Fifth Third Bancorp	30,983	1,572,697
JPMorgan Chase & Co.	57,401	17,979,715
KeyCorp	309,446	6,841,851
Popular, Inc.	5,834	877,025
		50,131,612
Beverages — 1.2%
Brown-Forman Corp., Class B, NVS	10	258
Coca-Cola Co.(The)	44,379	3,495,290
PepsiCo, Inc.	87,266	13,830,788
		17,326,336
Biotechnology — 2.3%
AbbVie, Inc.	42,412	8,962,504
Alnylam Pharmaceuticals, Inc.(a)	4,748	1,469,459
Amgen, Inc.	21,111	7,309,684
Biogen, Inc.(a)	1,004	190,037
Gilead Sciences, Inc.	67,320	8,808,149
Incyte Corp.(a)	1,848	176,059
Insmed, Inc.(a)	5,316	724,730
Natera, Inc.(a)	8,601	1,773,182
Regeneron Pharmaceuticals, Inc.	1,179	833,624
Vertex Pharmaceuticals, Inc.(a)	5,604	2,395,037
		32,642,465
Broadline Retail — 3.7%
Amazon.com, Inc.(a)	174,485	46,248,994
eBay, Inc.	43,780	4,530,354
Etsy, Inc.(a)	40,688	2,617,866
		53,397,214
Building Products — 0.4%
Fortune Brands Innovations, Inc.	6	243
Johnson Controls International PLC	17,045	2,489,082
Trane Technologies PLC	6,413	3,158,659
		5,647,984
Security	Shares	Value
Capital Markets — 3.5%
Ameriprise Financial, Inc.	3,123	$1,482,769
Ares Management Corp., Class A	11,240	1,319,576
Bank of New York Mellon Corp.(The)	65,115	8,749,503
Carlyle Group, Inc.(The)	16,432	822,750
Coinbase Global, Inc., Class A(a)	1,644	308,694
Goldman Sachs Group, Inc.(The)	12,732	11,761,440
Interactive Brokers Group, Inc., Class A	18,192	1,446,264
KKR & Co., Inc.	43,376	4,525,852
LPL Financial Holdings, Inc.	3,951	1,320,148
MarketAxess Holdings, Inc.	2	314
Moody's Corp.	4,550	2,101,417
Morgan Stanley	1,716	327,052
Nasdaq, Inc.	86,537	7,953,616
Robinhood Markets, Inc., Class A(a)	8,074	588,514
S&P Global, Inc.	15,383	6,633,611
XP, Inc., Class A	41,699	798,953
		50,140,473
Chemicals — 1.1%
Air Products and Chemicals, Inc.	1,492	447,675
Albemarle Corp.	5,015	986,450
Ecolab, Inc.	52,617	13,711,990
FMC Corp.	28,671	440,960
		15,587,075
Commercial Services & Supplies — 0.4%
Republic Services, Inc., Class A	31,305	6,549,632
Communications Equipment — 1.3%
Arista Networks, Inc.(a)	30,370	5,245,203
Ciena Corp.(a)	6,733	3,552,196
Cisco Systems, Inc.	71,403	6,533,374
Lumentum Holdings, Inc.(a)	927	836,451
Motorola Solutions, Inc.	4,432	1,945,781
		18,113,005
Construction & Engineering — 0.6%
AECOM	49,190	4,136,879
EMCOR Group, Inc.	1,289	1,149,363
MasTec, Inc.(a)	2,542	1,001,675
Quanta Services, Inc.	2,403	1,748,831
		8,036,748
Construction Materials — 0.5%
CRH PLC	60,613	7,177,791
Consumer Finance — 0.6%
American Express Co.	5,897	1,905,026
Capital One Financial Corp.	34,246	6,551,260
		8,456,286
Consumer Staples Distribution & Retail — 2.0%
Costco Wholesale Corp.	8,416	8,538,285
Sysco Corp.	24,247	1,811,493
Target Corp.	24,670	3,200,933
U.S. Foods Holding Corp.(a)	13,354	1,248,465
Walmart, Inc.	109,881	14,496,600
		29,295,776
Containers & Packaging — 0.4%
Avery Dennison Corp.	24,065	3,944,976
Ball Corp.	32,542	1,987,665
		5,932,641
Distributors — 0.0%
Genuine Parts Co.	3,587	384,634

Schedule of Investments (unaudited)(continued)
April 30, 2026
iShares U.S. Carbon Transition Readiness Aware Active ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Diversified Consumer Services — 0.0%
Liberty Live Holdings, Inc.(a)	4	$365
Diversified Telecommunication Services — 0.4%
AST SpaceMobile, Inc., Class A(a)(b)	6,046	446,799
Liberty Global Ltd., Class A(a)	18,990	219,904
Verizon Communications, Inc.	112,214	5,389,639
		6,056,342
Electric Utilities — 1.2%
Constellation Energy Corp.	3,241	1,014,433
Edison International	44,706	3,106,620
Eversource Energy	116,229	8,217,390
NextEra Energy, Inc.	11,315	1,107,512
NRG Energy, Inc.	9,358	1,455,918
PG&E Corp.	158,537	2,634,885
		17,536,758
Electrical Equipment — 1.5%
Acuity, Inc.(b)	4,068	1,178,785
AMETEK, Inc.	1,888	444,624
Eaton Corp. PLC	10,534	4,561,327
Emerson Electric Co.	29,782	4,182,584
GE Vernova, Inc.	6,702	7,261,349
Hubbell, Inc., Class B	4,736	2,406,693
Vertiv Holdings Co., Class A	4,680	1,537,333
		21,572,695
Electronic Equipment, Instruments & Components — 0.6%
Coherent Corp.(a)	2,026	647,732
Corning, Inc.	7,001	1,149,844
Flex Ltd.(a)	55,998	5,126,617
Keysight Technologies, Inc.(a)	2,939	1,028,386
Zebra Technologies Corp., Class A(a)	6,510	1,472,953
		9,425,532
Energy Equipment & Services — 0.9%
Baker Hughes Co., Class A	84,533	5,889,414
SLB Ltd.	45,187	2,570,236
TechnipFMC PLC	59,810	4,519,842
		12,979,492
Entertainment — 1.7%
Electronic Arts, Inc.	2,933	593,551
Live Nation Entertainment, Inc.(a)	46,817	7,394,277
Netflix, Inc.(a)	132,113	12,367,098
ROBLOX Corp., Class A(a)	18,751	1,036,180
Roku, Inc.(a)	7,618	887,954
Spotify Technology SA(a)	1,845	823,885
Walt Disney Co.(The)	4,021	417,179
Warner Bros Discovery, Inc.(a)	46,303	1,252,496
		24,772,620
Financial Services — 3.2%
Affirm Holdings, Inc.(a)	9	579
Apollo Global Management, Inc.	14,065	1,810,447
Berkshire Hathaway, Inc., Class B(a)	39,376	18,648,474
Block, Inc.(a)	23,898	1,685,048
Fiserv, Inc.(a)	12,986	813,573
Mastercard, Inc., Class A	25,207	12,677,104
PayPal Holdings, Inc.	10,051	503,957
Toast, Inc., Class A(a)	79,114	2,256,331
Visa, Inc., Class A	24,756	8,165,519
		46,561,032
Food Products — 0.6%
Bunge Global SA	12,035	1,529,287
Hershey Co.(The)	17,196	3,193,985
Security	Shares	Value
Food Products (continued)
Ingredion, Inc.	2	$224
McCormick & Co., Inc./MD, NVS	21,612	1,098,754
Mondelez International, Inc., Class A	49,484	3,040,297
		8,862,547
Ground Transportation — 0.7%
JB Hunt Transport Services, Inc.	2,133	536,513
Landstar System, Inc.	1,339	246,470
Norfolk Southern Corp.	10,481	3,310,214
Uber Technologies, Inc.(a)	85,554	6,383,184
		10,476,381
Health Care Equipment & Supplies — 1.1%
Abbott Laboratories	35,787	3,249,102
Boston Scientific Corp.(a)	8,956	515,955
DENTSPLY SIRONA, Inc.	156,323	1,836,795
Edwards Lifesciences Corp.(a)	74,004	6,179,334
Intuitive Surgical, Inc.(a)	2,435	1,114,281
Masimo Corp.(a)	3,058	545,639
Medtronic PLC	19,397	1,570,575
ResMed, Inc.	7,014	1,499,663
		16,511,344
Health Care Providers & Services — 2.0%
Cardinal Health, Inc.	883	170,313
Cencora, Inc.	20,247	6,236,278
CVS Health Corp.	45,135	3,759,294
DaVita, Inc.(a)	2	310
Elevance Health, Inc.	10,028	3,774,740
Humana, Inc.	11,389	2,692,815
McKesson Corp.	3,804	3,101,021
UnitedHealth Group, Inc.	24,951	9,243,847
		28,978,618
Health Care REITs — 0.1%
Welltower, Inc.	6,579	1,429,880
Health Care Technology — 0.2%
Veeva Systems, Inc., Class A(a)	16,521	2,576,780
Hotels, Restaurants & Leisure — 2.1%
Airbnb, Inc., Class A(a)	16,286	2,285,903
Booking Holdings, Inc.	31,225	5,257,041
Chipotle Mexican Grill, Inc., Class A(a)	81,652	2,775,352
DoorDash, Inc., Class A(a)	9,464	1,596,104
Expedia Group, Inc.	12,089	3,002,545
Las Vegas Sands Corp.	57,755	3,154,001
McDonald's Corp.	8,626	2,532,507
MGM Resorts International(a)	7,827	304,783
Restaurant Brands International, Inc.	19,666	1,586,653
Royal Caribbean Cruises Ltd.	4,965	1,309,568
Starbucks Corp.	5,880	619,340
Wendy's Co.(The)	149,120	1,037,875
Yum! Brands, Inc.	26,870	4,289,796
		29,751,468
Household Products — 0.9%
Church & Dwight Co., Inc.	43,096	4,182,898
Clorox Co.(The)	22,513	2,171,154
Colgate-Palmolive Co.	60,590	5,171,962
Procter & Gamble Co.(The)	10,825	1,592,249
		13,118,263
Independent Power and Renewable Electricity Producers — 0.1%
Brookfield Renewable Corp.	30,602	1,109,629

Schedule of Investments (unaudited)(continued)
April 30, 2026
iShares U.S. Carbon Transition Readiness Aware Active ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Industrial Conglomerates — 0.4%
Honeywell International, Inc.	25,045	$5,367,895
Industrial REITs — 1.0%
Prologis, Inc.	105,861	15,034,379
Insurance — 1.6%
Allstate Corp.(The)	901	195,751
American Financial Group, Inc.	3,596	479,239
American International Group, Inc.	3,091	231,207
Arch Capital Group Ltd.(a)	19,181	1,811,837
Arthur J Gallagher & Co.	10,476	2,162,246
Assurant, Inc.	20,097	4,748,318
Assured Guaranty Ltd.	16,248	1,330,711
Cincinnati Financial Corp.	11,966	1,957,638
Fidelity National Financial, Inc.	8,018	419,341
Hartford Insurance Group, Inc.	18,613	2,546,445
Kemper Corp.	21,839	735,756
Principal Financial Group, Inc.	3,417	344,810
Progressive Corp.(The)	1,090	219,395
Prudential Financial, Inc.	2,254	221,140
Reinsurance Group of America, Inc.	2,835	599,489
Travelers Companies, Inc.(The)	12,402	3,784,346
W.R. Berkley Corp.	14,754	986,010
		22,773,679
Interactive Media & Services — 7.7%
Alphabet, Inc., Class A	113,164	43,545,507
Alphabet, Inc., Class C, NVS	89,334	34,120,228
Meta Platforms, Inc., Class A	54,102	33,105,555
Pinterest, Inc., Class A(a)	34,288	674,102
Reddit, Inc., Class A(a)	3	442
		111,445,834
IT Services — 0.8%
Accenture PLC, Class A	20,718	3,702,514
Amdocs Ltd.	4,005	259,003
DXC Technology Co.(a)	20	226
International Business Machines Corp.	14,753	3,407,648
MongoDB, Inc., Class A(a)	882	221,232
Okta, Inc.(a)	31,626	2,329,255
Twilio, Inc., Class A(a)	7,445	1,102,307
		11,022,185
Leisure Products — 0.0%
YETI Holdings, Inc.(a)	12	474
Life Sciences Tools & Services — 0.6%
Agilent Technologies, Inc.	32,321	3,734,691
Illumina, Inc.(a)	16,751	2,123,022
Thermo Fisher Scientific, Inc.	4,484	2,147,657
Waters Corp.(a)(b)	3,204	990,773
		8,996,143
Machinery — 1.9%
AGCO Corp.	4,644	562,017
Caterpillar, Inc.	9,817	8,738,210
Cummins, Inc.	3,315	2,224,398
Deere & Co.	10,648	6,280,936
Fortive Corp.	6,752	403,702
IDEX Corp.	2	436
PACCAR, Inc.	58,558	6,956,690
Stanley Black & Decker, Inc.	17,305	1,352,559
Westinghouse Air Brake Technologies Corp.	4,923	1,328,668
		27,847,616
Media — 0.0%
Omnicom Group, Inc.	2,218	170,165
Security	Shares	Value
Metals & Mining — 0.3%
Alcoa Corp.	2,234	$142,507
Anglogold Ashanti PLC	12,398	1,162,065
Freeport-McMoRan, Inc.	3,731	215,577
Newmont Corp.	7,602	844,506
Royal Gold, Inc.	2,121	494,999
Southern Copper Corp.	10,968	1,883,096
		4,742,750
Mortgage Real Estate Investment — 0.0%
AGNC Investment Corp.	22	242
Multi-Utilities — 1.2%
CMS Energy Corp.	2,989	229,376
NiSource, Inc.	79,930	3,859,020
Public Service Enterprise Group, Inc.	117,522	9,596,847
Sempra	31,186	2,966,412
		16,651,655
Office REITs — 0.1%
BXP, Inc.	15,517	907,124
Oil, Gas & Consumable Fuels — 2.6%
Cheniere Energy, Inc.	3,917	1,076,979
Chevron Corp.	36,528	7,061,228
ConocoPhillips	62,473	7,857,854
Devon Energy Corp.	8,285	425,600
Expand Energy Corp.	4,681	478,164
Exxon Mobil Corp.	59,041	9,111,798
Marathon Petroleum Corp.	8,204	2,036,971
ONEOK, Inc.	59,573	5,508,120
Viper Energy, Inc., Class A	20,867	1,030,412
Williams Companies, Inc.(The)	30,060	2,293,879
		36,881,005
Passenger Airlines — 0.2%
American Airlines Group, Inc.(a)	115,689	1,354,718
United Airlines Holdings, Inc.(a)	24,865	2,237,850
		3,592,568
Personal Care Products — 0.1%
Coty, Inc., Class A(a)	32,032	78,799
Estee Lauder Companies, Inc. (The), Class A	16,266	1,247,765
		1,326,564
Pharmaceuticals — 2.5%
Bristol-Myers Squibb Co.	20,063	1,215,617
Eli Lilly & Co.	17,367	16,231,199
Johnson & Johnson	40,848	9,388,913
Merck & Co., Inc.	19,912	2,173,992
Pfizer, Inc.	284,016	7,583,227
		36,592,948
Professional Services — 0.4%
Automatic Data Processing, Inc.	5,157	1,092,975
Booz Allen Hamilton Holding Corp., Class A	12,122	942,728
Equifax, Inc.	1,755	305,265
Jacobs Solutions, Inc., NVS	23,052	2,983,159
Parsons Corp.(a)	8,294	418,100
		5,742,227
Real Estate Management & Development — 0.3%
CBRE Group, Inc., Class A(a)	27,403	3,911,230
Jones Lang LaSalle, Inc.(a)	2,139	680,480
		4,591,710
Semiconductors & Semiconductor Equipment — 15.7%
Advanced Micro Devices, Inc.(a)	42,212	14,963,732
Analog Devices, Inc.	17,689	7,115,577
Applied Materials, Inc.	20,887	8,239,713

Schedule of Investments (unaudited)(continued)
April 30, 2026
iShares U.S. Carbon Transition Readiness Aware Active ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Semiconductors & Semiconductor Equipment (continued)
Broadcom, Inc.	93,169	$38,891,536
Enphase Energy, Inc.(a)	19,131	630,558
Intel Corp.(a)	96,806	9,146,231
KLA Corp.	4,369	7,647,279
Lam Research Corp.	34,095	8,791,737
Lattice Semiconductor Corp.(a)	10,239	1,252,025
Marvell Technology, Inc.	14,016	2,314,742
Micron Technology, Inc.	20,691	10,700,557
Monolithic Power Systems, Inc.	1,585	2,558,840
Nvidia Corp.	552,505	110,263,423
QUALCOMM, Inc.	19,351	3,475,052
		225,991,002
Software — 8.1%
Adobe, Inc.(a)	23,400	5,758,740
AppLovin Corp., Class A(a)	2,998	1,338,157
Atlassian Corp., Class A(a)	11,697	802,297
Autodesk, Inc.(a)	49,178	11,655,186
Cadence Design Systems, Inc.(a)	8,447	2,784,047
Crowdstrike Holdings, Inc., Class A(a)	4,603	2,051,787
DocuSign, Inc., Class A(a)	12,826	589,868
Fortinet, Inc.(a)	18,743	1,580,222
Gen Digital, Inc.	211,061	4,071,367
HubSpot, Inc.(a)	6,474	1,435,674
Intuit, Inc.	8,774	3,408,699
Microsoft Corp.	126,802	51,707,320
Oracle Corp.	25,656	4,140,622
Palantir Technologies, Inc., Class A(a)	41,926	5,832,326
Palo Alto Networks, Inc.(a)	23,035	4,130,636
Salesforce, Inc.	26,087	4,605,138
Samsara, Inc., Class A(a)	15,149	435,382
ServiceNow, Inc.(a)	46,468	4,103,589
Synopsys, Inc.(a)	6,231	3,007,081
Trimble, Inc.(a)	33,094	2,227,888
Workday, Inc., Class A(a)	4,857	594,497
		116,260,523
Specialized REITs — 0.9%
Equinix, Inc.	1,141	1,235,509
VICI Properties, Inc., Class A	424,689	12,400,919
		13,636,428
Specialty Retail — 1.7%
Best Buy Co., Inc.	35,909	2,172,135
GameStop Corp., Class A(a)	18,745	467,688
Gap, Inc.(The)	40,186	988,174
Home Depot, Inc.(The)	20,994	6,902,827
Lowe's Companies, Inc.	5,378	1,284,212
TJX Companies, Inc.(The)	58,389	9,152,476
Ulta Beauty, Inc.(a)	3,621	1,946,215
Wayfair, Inc., Class A(a)	4,517	288,772
Williams-Sonoma, Inc.	6,053	1,096,864
		24,299,363
Technology Hardware, Storage & Peripherals — 7.1%
Apple, Inc.	362,754	98,433,298
Dell Technologies, Inc., Class C	2,574	537,837
Sandisk Corp.(a)	2,537	2,781,846
		101,752,981
Textiles, Apparel & Luxury Goods — 0.5%
NIKE, Inc., Class B	50,749	2,251,225
Ralph Lauren Corp., Class A	4,251	1,524,579
Tapestry, Inc.	21,803	3,162,307
		6,938,111
Security	Shares	Value
Trading Companies & Distributors — 0.2%
Fastenal Co.	19,693	$884,806
United Rentals, Inc.	242	232,281
WW Grainger, Inc.	1,642	1,906,937
		3,024,024
Wireless Telecommunication Services — 0.3%
Millicom International Cellular SA	7,498	636,430
T-Mobile U.S., Inc.	20,983	4,102,177
		4,738,607
Total Common Stocks — 99.3% (Cost: $1,014,244,190)		1,431,997,400
Rights
Consumer Staples Distribution & Retail — 0.0%
Walgreens Boots Alliance, Inc., CVR )(c)	52,055	27,589
Health Care Providers & Services — 0.0%
Hologic, Inc., CVR NVS )	89,993	900
Total Rights — 0.0% (Cost: $28,489)		28,489
Warrants
Specialty Retail — 0.0%
GameStop Corp., (Issued 09/10/25, Exercisable 09/10/26, 1 Share for 1 Warrant, Expires 10/30/26, Strike Price USD 32.00)(a)	1,894	6,951
Total Warrants — 0.0% (Cost: $—)		6,951
Total Long-Term Investments — 99.3% (Cost: $1,014,272,679)		1,432,032,840
Short-Term Securities
Money Market Funds — 0.7%
BlackRock Cash Funds: Institutional, SL Agency Shares, 3.83%(d)(e)(f)	1,371,757	1,372,168
BlackRock Cash Funds: Treasury, SL Agency Shares, 3.61%(d)(e)	8,500,000	8,500,000
Total Short-Term Securities — 0.7% (Cost: $9,872,031)		9,872,168
Total Investments — 100.0% (Cost: $1,024,144,710)		1,441,905,008
Liabilities in Excess of Other Assets — (0.0)%		(493,909)
Net Assets — 100.0%		$1,441,411,099

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period end.
(f)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Schedule of Investments (unaudited)(continued)
April 30, 2026
iShares U.S. Carbon Transition Readiness Aware Active ETF

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended April 30, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 07/31/25	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 04/30/26	Shares Held at 04/30/26	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$3,274,700	$—	$(1,903,241)(a)	$711	$(2)	$1,372,168	1,371,757	$27,371 (b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	6,480,000	2,020,000 (a)	—	—	—	8,500,000	8,500,000	187,767	—
				$711	$(2)	$9,872,168		$215,138	$—

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
E-Mini S&P 500 Index	19	06/18/26	$6,882	$413,529
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
• Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$1,431,997,400	$—	$—	$1,431,997,400
Rights	—	900	27,589	28,489
Warrants	6,951	—	—	6,951

Schedule of Investments (unaudited)(continued)
April 30, 2026
iShares U.S. Carbon Transition Readiness Aware Active ETF

Fair Value Hierarchy as of Period End (continued)
	Level 1	Level 2	Level 3	Total
Short-Term Securities
Money Market Funds	$9,872,168	$—	$—	$9,872,168
	$1,441,876,519	$900	$27,589	$1,441,905,008
Derivative Financial Instruments(a)
Assets
Equity Contracts	$413,529	$—	$—	$413,529

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Portfolio Abbreviation
NVS	Non-Voting Shares
S&P	Standard & Poor's